PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2021 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 9.57%
37 Capital CLO I
221-1A, 1.403% (3 Month LIBOR USD + 1.200%), 10/15/2034 (b)(c)	$1,000,000	$999,997
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023 (b)	560,000	578,190
Angel Oak Mortgage Trust
2021-3, 1.068%, 05/25/2066 (b)(d)	992,424	985,181
Aqua Finance Trust
2021-A, 1.540%, 07/17/2046 (b)	778,918	776,622
Avis Budget Rental Car Funding AESOP LLC
2021-2A A, 1.660%, 02/20/2028 (b)	2,191,000	2,184,094
2021-2A B, 1.900%, 02/20/2028 (b)	495,000	494,132
Beacon Container Finance II LLC
2021-1A, 2.250%, 10/22/2046 (b)	1,062,000	1,064,091
BlueMountain CLO Ltd.
2013-2A, 1.308% (3 Month LIBOR USD + 1.180%), 10/22/2030 (b)(c)	362,743	362,768
Cedar Funding VI CLO Ltd.
2016-6A, 1.182% (3 Month LIBOR USD + 1.050%), 04/20/2034 (b)(c)	1,480,000	1,477,475
Citigroup Mortgage Loan Trust, Inc.
2006-WFHE4, 0.512% (1 Month LIBOR USD + 0.420%), 11/25/2036 (c)	27,599	27,621
Dryden 75 CLO Ltd.
2019-75R2, 1.164% (3 Month LIBOR USD + 1.040%), 04/15/2034 (b)(c)	850,000	850,512
Fort Washington CLO Ltd.
2021-2A, 1.336% (3 Month LIBOR USD + 1.220%), 10/20/2034 (b)(c)	2,000,000	1,999,790
GCAT Trust
2019-NQM2, 2.855%, 09/25/2059 (b)	289,367	289,156
2019-NQM3, 2.686%, 11/25/2059 (b)(d)	198,076	200,035
2021-NQM5, 1.262%, 07/25/2066 (b)(d)	1,157,992	1,147,667
JPMorgan Chase Bank NA
2021-3, 0.760%, 02/26/2029 (b)	1,839,478	1,832,120
Madison Park Funding XVIII Ltd.
2015-18, 1.320% (3 Month LIBOR USD + 1.190%), 10/21/2030 (b)(c)	2,000,000	2,002,826
Madison Park Funding XXVI Ltd.
2007-26, 1.329% (3 Month LIBOR USD + 1.200%), 07/29/2030 (b)(c)	2,295,000	2,296,081
Magnetite XXIII Ltd.
2019-23A, 0.000% (3 Month LIBOR USD + 1.130%), 01/25/2035 (b)(c)(j)	1,000,000	1,000,500
MVW LLC
2021-2A A, 1.430%, 05/20/2039 (b)	1,070,000	1,065,992
2021-2A B, 1.830%, 05/20/2039 (b)	873,000	870,535
2021-1W, 1.440%, 01/22/2041 (b)	514,303	509,716
Navient Private Education Refi Loan Trust
2021-B, 0.940%, 07/15/2069 (b)	846,372	840,294
2021-C, 1.060%, 10/15/2069 (b)	792,120	784,529
2021-E, 0.970%, 12/16/2069 (b)	1,792,130	1,769,227
Navient Student Loan Trust
2019-7, 0.592% (1 Month LIBOR USD + 0.500%), 01/25/2068 (b)(c)	536,134	537,190
PFS Financing Corp.
2021-B, 0.770%, 08/15/2026 (b)	1,890,000	1,866,744
Prestige Auto Receivables Trust
2021-1, 1.530%, 02/15/2028 (b)	599,000	597,940
RASC Trust
2005-KS12, 0.782% (1 Month LIBOR USD + 0.460%), 01/25/2036 (c)	202,241	202,603
SBA Tower Trust
2020-1-2, 2.328%, 01/15/2028 (b)	618,000	632,865
2021-3, 2.593%, 10/15/2031 (b)	1,243,000	1,262,970
Sierra Timeshare Receivables Funding LLC
2019-2, 2.590%, 05/20/2036 (b)	553,719	562,433
2020-2, 3.510%, 07/20/2037 (b)	657,561	671,699
2021-2, 1.350%, 09/20/2038 (b)	592,123	589,253
Starwood Mortgage Residential Trust
2021-3, 1.127%, 06/25/2056 (b)(d)	884,877	878,063
Taco Bell Funding LLC
2021-1, 1.946%, 08/25/2051 (b)	1,398,000	1,380,241
Thayer Park CLO Ltd.
2017-1, 1.172% (3 Month LIBOR USD + 1.040%), 04/20/2034 (b)(c)	500,000	500,248
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055 (b)(d)	2,919	2,923
2016-2, 2.750%, 08/25/2055 (b)(d)	8,561	8,599
2016-3, 2.250%, 04/25/2056 (b)(d)	3,630	3,637
2017-5, 0.692% (1 Month LIBOR USD + 0.600%), 02/25/2057 (b)(c)	316,462	316,448
2017-2, 2.750%, 04/25/2057 (b)(d)	31,372	31,728
2017-4, 2.750%, 06/25/2057 (b)(d)	155,756	158,902
2017-3, 2.750%, 07/25/2057 (b)(d)	228,885	231,897
TRESTLES CLO Ltd.
2017-1, 1.114% (3 Month LIBOR USD + 0.990%), 04/25/2032 (b)(c)	500,000	500,329
2021-5, 1.301% (3 Month LIBOR USD + 1.170%), 10/20/2034 (b)(c)	1,000,000	1,000,020
United Airlines Pass Through Trust
2020-1, 5.875%, 10/15/2027	1,223,971	1,339,721
Vantage Data Centers Issuer LLC
2019-1, 3.188%, 07/15/2044 (b)	1,286,390	1,316,876
2021-1, 2.165%, 10/15/2046 (b)	1,078,000	1,077,826
Verus Securitization Trust
2021-3, 1.046%, 06/25/2066 (b)(d)	1,103,387	1,095,688
2021-6, 1.630%, 10/25/2066 (b)(d)	1,523,351	1,529,882
Voya CLO Ltd.
2014-2A, 1.142% (3 Month LIBOR USD + 1.020%), 04/17/2030 (b)(c)	1,739,040	1,740,109
TOTAL ASSET BACKED SECURITIES (Cost $46,421,576)		46,445,985

CORPORATE BONDS - 37.25%
Accommodation - 0.20%
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/2028 (b)	410,000	414,690
Wynn Las Vegas LLC
5.500%, 03/01/2025 (b)	415,000	416,334
5.250%, 05/15/2027 (b)(f)	132,000	130,002
		961,026
Administrative and Support Services - 2.36%
ASGN, Inc.
4.625%, 05/15/2028 (b)	595,000	611,300
Booking Holdings, Inc.
3.550%, 03/15/2028 (f)	1,034,000	1,141,820
Imola Merger Corp.
4.750%, 05/15/2029 (b)	250,000	252,351
Korn Ferry
4.625%, 12/15/2027 (b)	390,000	401,954
Live Nation Entertainment, Inc.
4.750%, 10/15/2027 (b)(f)	645,000	645,729
PayPal Holdings, Inc.
2.400%, 10/01/2024 (f)	1,102,000	1,140,386
Verizon Communications, Inc.
4.329%, 09/21/2028 (f)	2,471,000	2,817,946
4.016%, 12/03/2029	400,000	449,056
2.355%, 03/15/2032 (b)(f)	2,360,000	2,342,150
Visa, Inc.
2.800%, 12/14/2022 (f)	1,627,000	1,661,000
		11,463,692
Air Transportation - 0.35%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027 (b)(f)	570,000	609,492
Southwest Airlines Co.
5.250%, 05/04/2025 (f)	800,000	889,697
United Airlines Holdings, Inc.
4.875%, 01/15/2025 (f)	205,000	208,493
		1,707,682
Ambulatory Health Care Services - 0.13%
DaVita, Inc.
4.625%, 06/01/2030 (b)(f)	625,000	616,797
Beverage and Tobacco Product Manufacturing - 1.90%
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/2040 (f)	1,006,000	1,197,097
4.600%, 04/15/2048	720,000	882,526
4.750%, 04/15/2058	655,000	833,653
5.800%, 01/23/2059	400,000	588,193
PepsiCo, Inc.
3.100%, 07/17/2022	2,823,000	2,860,788
Philip Morris International, Inc.
3.125%, 08/17/2027	2,634,000	2,837,670
		9,199,927
Broadcasting (except Internet) - 2.37%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/2031 (b)(f)	1,078,000	1,063,900
Charter Communications Operating LLC / Charter Communications Operating Capital
4.800%, 03/01/2050	1,980,000	2,244,231
Comcast Corp.
3.150%, 02/15/2028	405,000	434,078
4.150%, 10/15/2028 (f)	1,528,000	1,732,417
CSC Holdings LLC
5.500%, 04/15/2027 (b)(f)	380,000	390,792
4.625%, 12/01/2030 (b)(f)	435,000	405,313
3.375%, 02/15/2031 (b)(f)	264,000	241,676
Discovery Communications LLC
2.950%, 03/20/2023 (f)	566,000	580,912
DISH DBS Corp.
5.875%, 11/15/2024	185,000	187,448
Fox Corp.
5.576%, 01/25/2049 (f)	1,330,000	1,826,849
Sirius XM Radio, Inc.
4.125%, 07/01/2030 (b)(f)	840,000	821,906
ViacomCBS, Inc.
4.950%, 01/15/2031 (f)	410,000	485,948
4.200%, 05/19/2032 (f)	970,000	1,098,925
		11,514,395
Building Material and Garden Equipment and Supplies Dealers - 0.36%
Home Depot, Inc.
3.350%, 04/15/2050 (f)	465,000	518,377
2.700%, 04/01/2023 (f)	1,194,000	1,222,494
		1,740,871
Chemical Manufacturing - 1.37%
Abbott Laboratories
3.400%, 11/30/2023 (f)	1,120,000	1,177,123
AbbVie, Inc.
4.050%, 11/21/2039 (f)	270,000	310,050
4.700%, 05/14/2045	710,000	884,008
4.250%, 11/21/2049 (f)	485,000	585,796
Biogen, Inc.
2.250%, 05/01/2030 (f)	2,870,000	2,805,803
Viatris, Inc.
4.000%, 06/22/2050	820,000	887,029
		6,649,809
Computer and Electronic Product Manufacturing - 2.77%
Apple, Inc.
1.800%, 09/11/2024 (f)	2,797,000	2,864,570
Broadcom, Inc.
5.000%, 04/15/2030	1,000,000	1,166,252
4.150%, 11/15/2030	1,350,000	1,480,239
3.419%, 04/15/2033 (b)(f)	1,700,000	1,750,768
3.500%, 02/15/2041 (b)	1,170,000	1,167,859
Dell International LLC / EMC Corp.
5.450%, 06/15/2023 (f)	651,000	691,011
6.200%, 07/15/2030 (f)	1,140,000	1,454,051
Intel Corp.
3.750%, 03/25/2027 (f)	1,022,000	1,126,594
Microchip Technology, Inc.
4.333%, 06/01/2023 (f)	690,000	722,965
ON Semiconductor Corp.
3.875%, 09/01/2028 (b)	980,000	1,000,879
		13,425,188
Construction of Buildings - 0.08%
Shea Homes LP / Shea Homes Funding Corp.
4.750%, 02/15/2028 (b)	405,000	404,753
Credit Intermediation and Related Activities - 5.24%
Bank of America Corp.
3.875%, 08/01/2025 (f)	1,611,000	1,753,095
3.559% to 04/23/2026, then 3 Month LIBOR USD + 1.060%, 04/23/2027 (a)	1,610,000	1,719,063
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028 (a)	660,000	713,655
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029 (a)	630,000	693,151
2.884% to 10/22/2029, then 3 Month LIBOR USD + 1.190%, 10/22/2030 (a)	1,018,000	1,055,996
2.496% to 02/13/2030, then 3 Month LIBOR USD + 0.990%, 02/13/2031 (a)	785,000	786,845
BNP Paribas SA
3.052% to 01/13/2030, then SOFR + 1.507%, 01/13/2031 (a)(b)	615,000	637,722
Citigroup, Inc.
3.200%, 10/21/2026	1,064,000	1,130,603
4.300%, 11/20/2026	890,000	982,355
1.122% to 01/28/2026, then SOFR + 0.765%, 01/28/2027 (a)(f)	1,610,000	1,566,681
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028 (a)	835,000	906,373
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028 (a)	455,000	488,552
2.976% to 11/05/2029, then SOFR + 1.422%, 11/05/2030 (a)	495,000	516,340
Ford Motor Credit Co. LLC
4.063%, 11/01/2024 (f)	360,000	375,930
5.113%, 05/03/2029 (f)	310,000	343,650
General Motors Financial Co., Inc.
5.100%, 01/17/2024 (f)	370,000	398,462
3.600%, 06/21/2030 (f)	700,000	742,814
JPMorgan Chase & Co.
2.700%, 05/18/2023 (f)	480,000	492,318
2.950%, 10/01/2026 (f)	1,645,000	1,735,984
2.956% to 05/13/2030, then SOFR + 2.515%, 05/13/2031 (a)	400,000	413,276
2.580% to 04/22/2031, then SOFR + 1.250%, 04/22/2032 (a)	1,535,000	1,549,840
OneMain Finance Corp.
3.500%, 01/15/2027 (f)	435,000	420,484
Wells Fargo & Co.
2.406% to 10/30/2024, then SOFR + 1.087%, 10/30/2025 (a)	900,000	924,966
2.393% to 06/02/2027, then SOFR + 2.100%, 06/02/2028 (a)	1,020,000	1,033,795
4.150%, 01/24/2029	1,551,000	1,734,056
2.572% to 02/11/2030, then SOFR + 1.262%, 02/11/2031 (a)(f)	1,765,000	1,791,786
5.013% to 04/04/2050, then SOFR + 4.502%, 04/04/2051 (a)(f)	365,000	507,807
		25,415,599
Electrical Equipment, Appliance, and Component Manufacturing - 0.08%
Energizer Holdings, Inc.
4.375%, 03/31/2029 (b)	430,000	407,864
Electronics and Appliance Stores - 0.04%
AMC Networks, Inc.
4.250%, 02/15/2029 (f)	175,000	170,729
Fabricated Metal Product Manufacturing - 0.06%
JELD-WEN, Inc.
4.875%, 12/15/2027 (b)	275,000	281,765
Food Manufacturing - 0.15%
Post Holdings, Inc.
4.625%, 04/15/2030 (b)(f)	745,000	736,801
Food Services and Drinking Places - 0.56%
Aramark Services, Inc.
5.000%, 02/01/2028 (b)(f)	945,000	951,568
McDonald's Corp.
3.500%, 07/01/2027 (f)	1,610,000	1,745,960
		2,697,528
General Merchandise Stores - 0.24%
Walmart, Inc.
2.350%, 12/15/2022	1,134,000	1,154,992
Health and Personal Care Stores - 0.40%
CVS Health Corp.
4.125%, 04/01/2040 (f)	560,000	641,055
5.050%, 03/25/2048	980,000	1,298,959
		1,940,014
Hospitals - 0.35%
HCA, Inc.
5.250%, 06/15/2049	870,000	1,130,461
Tenet Healthcare Corp.
6.125%, 10/01/2028 (b)	540,000	554,850
		1,685,311
Insurance Carriers and Related Activities - 1.33%
Berkshire Hathaway, Inc.
2.750%, 03/15/2023	1,121,000	1,148,506
Cigna Corp.
3.200%, 03/15/2040	690,000	712,568
Equitable Holdings, Inc.
5.000%, 04/20/2048 (f)	545,000	698,919
MetLife, Inc.
6.500%, 12/15/2032	2,001,000	2,812,301
UnitedHealth Group, Inc.
3.250%, 05/15/2051	980,000	1,067,608
		6,439,902
Machinery Manufacturing - 0.23%
Deere & Co.
5.375%, 10/16/2029	904,000	1,131,051
Management of Companies and Enterprises - 0.12%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875%, 10/01/2028 (b)(f)	570,000	589,212
Merchant Wholesalers, Durable Goods - 0.40%
CDW LLC / CDW Finance Corp.
3.276%, 12/01/2028	1,915,000	1,947,048
Merchant Wholesalers, Nondurable Goods - 0.44%
Performance Food Group, Inc.
5.500%, 10/15/2027 (b)(f)	405,000	417,956
Sysco Corp.
6.600%, 04/01/2050 (f)	764,000	1,203,239
Univar Solutions USA, Inc.
5.125%, 12/01/2027 (b)	510,000	533,924
		2,155,119
Motor Vehicle and Parts Dealers - 0.29%
Lithia Motors, Inc.
3.875%, 06/01/2029 (b)	675,000	684,166
Volkswagen Group of America Finance LLC
3.350%, 05/13/2025 (b)	675,000	712,680
		1,396,846
Nonstore Retailers - 0.71%
Amazon.com, Inc.
3.800%, 12/05/2024	1,625,000	1,748,577
eBay, Inc.
2.600%, 05/10/2031 (f)	1,667,000	1,690,671
		3,439,248
Oil and Gas Extraction - 1.24%
Continental Resources, Inc.
2.268%, 11/15/2026 (b)	3,050,000	3,010,365
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/2031 (b)(f)	565,000	573,582
Occidental Petroleum Corp.
3.200%, 08/15/2026 (f)	700,000	689,108
4.300%, 08/15/2039 (f)	260,000	254,154
PDC Energy, Inc.
5.750%, 05/15/2026 (f)	205,000	207,436
Phillips 66
1.300%, 02/15/2026 (f)	1,290,000	1,266,293
		6,000,938
Performing Arts, Spectator Sports, and Related Industries - 0.05%
Churchill Downs, Inc.
5.500%, 04/01/2027 (b)	235,000	242,466
Petroleum and Coal Products Manufacturing - 0.35%
Marathon Petroleum Corp.
4.500%, 05/01/2023	820,000	857,298
4.700%, 05/01/2025	775,000	849,200
		1,706,498
Pipeline Transportation - 1.24%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/2029 (b)	385,000	389,999
Buckeye Partners LP
3.950%, 12/01/2026	280,000	275,257
DT Midstream, Inc.
4.125%, 06/15/2029 (b)(f)	425,000	422,546
Energy Transfer LP
3.600%, 02/01/2023	600,000	614,237
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155% (a)(h)	785,000	736,424
7.125% to 05/15/2030, then 5 Year CMT Rate + 5.306% (a)(h)	1,055,000	1,080,847
EQM Midstream Partners LP
4.750%, 07/15/2023	105,000	108,352
5.500%, 07/15/2028 (f)	600,000	637,263
MPLX LP
4.700%, 04/15/2048 (f)	815,000	944,096
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/2025	780,000	852,098
		6,061,119
Professional, Scientific, and Technical Services - 0.50%
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/2028 (b)	115,000	117,632
5.875%, 10/01/2030 (b)	545,000	568,171
ServiceNow, Inc.
1.400%, 09/01/2030 (f)	1,881,000	1,757,145
		2,442,948
Publishing Industries (except Internet) - 0.58%
Microsoft Corp.
3.125%, 11/03/2025	2,656,000	2,837,029
Real Estate - 0.39%
Public Storage
2.300%, 05/01/2031 (f)	1,107,000	1,116,748
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027	240,000	241,057
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
7.875%, 02/15/2025 (b)(f)	515,000	539,172
		1,896,977
Rental and Leasing Services - 0.14%
Air Lease Corp.
2.300%, 02/01/2025 (f)	655,000	665,570
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.48%
BAT Capital Corp.
3.222%, 08/15/2024	222,000	231,440
3.557%, 08/15/2027	220,000	230,736
3.734%, 09/25/2040 (f)	1,185,000	1,148,011
5.282%, 04/02/2050	800,000	927,313
Charles Schwab Corp.
2.300%, 05/13/2031 (f)	1,713,000	1,740,248
CME Group, Inc.
3.000%, 03/15/2025	1,078,000	1,137,183
CommScope, Inc.
8.250%, 03/01/2027 (b)(f)	642,000	630,293
Goldman Sachs Group, Inc.
3.850%, 01/26/2027	1,375,000	1,477,290
3.800%, 03/15/2030 (f)	1,017,000	1,116,520
2.615% to 04/22/2031, then SOFR + 1.281%, 04/22/2032 (a)	1,040,000	1,042,745
2.383% to 07/21/2031, then SOFR + 1.248%, 07/21/2032 (a)	1,315,000	1,292,874
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038 (a)	250,000	286,006
Morgan Stanley
0.791% to 01/22/2024, then SOFR + 0.509%, 01/22/2025 (a)	1,300,000	1,286,889
6.250%, 08/09/2026 (f)	2,279,000	2,737,597
3.950%, 04/23/2027 (f)	935,000	1,023,330
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028 (a)	1,625,000	1,750,667
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029 (a)	875,000	955,842
2.699% to 01/22/2030, then SOFR + 1.143%, 01/22/2031 (a)	1,190,000	1,225,722
3.734% to 01/18/2022, then 3 Month LIBOR USD + 3.610% (a)(f)(h)	320,000	320,787
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026 (b)	585,000	619,971
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
4.000%, 10/15/2027 (b)(f)	600,000	576,783
		21,758,247
Support Activities for Mining - 0.17%
ConocoPhillips
4.875%, 10/01/2047 (b)	295,000	393,571
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (b)(f)	435,000	442,504
		836,075
Telecommunications - 1.64%
AT&T, Inc.
2.550%, 12/01/2033 (f)	1,100,000	1,064,609
3.650%, 06/01/2051 (f)	845,000	878,584
3.550%, 09/15/2055	184,000	186,423
3.650%, 09/15/2059	1,018,000	1,032,690
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (b)	400,000	413,712
5.000%, 05/01/2028 (b)(f)	363,000	364,688
J2 Global, Inc.
4.625%, 10/15/2030 (b)	435,000	439,126
Level 3 Financing, Inc.
4.625%, 09/15/2027 (b)	160,000	162,300
Lumen Technologies, Inc.
4.500%, 01/15/2029 (b)(f)	360,000	339,109
T-Mobile USA, Inc.
2.875%, 02/15/2031 (f)	215,000	208,417
4.375%, 04/15/2040	550,000	627,342
3.000%, 02/15/2041 (f)	1,186,000	1,141,830
4.500%, 04/15/2050	645,000	757,687
3.300%, 02/15/2051 (f)	350,000	341,388
		7,957,905
Transportation Equipment Manufacturing - 2.11%
Boeing Co.
4.875%, 05/01/2025 (f)	1,371,000	1,504,068
3.900%, 05/01/2049	185,000	194,552
5.805%, 05/01/2050	1,365,000	1,854,578
Ford Motor Co.
9.625%, 04/22/2030	305,000	443,424
4.750%, 01/15/2043 (f)	150,000	160,789
General Motors Co.
6.125%, 10/01/2025 (f)	1,448,000	1,672,158
Raytheon Technologies Corp.
7.500%, 09/15/2029	2,006,000	2,757,055
Spirit AeroSystems, Inc.
5.500%, 01/15/2025 (b)	115,000	118,686
7.500%, 04/15/2025 (b)	110,000	115,213
Stellantis Finance US, Inc.
2.691%, 09/15/2031 (b)	920,000	906,767
TransDigm, Inc.
6.250%, 03/15/2026 (b)	470,000	488,302
		10,215,592
Utilities - 1.61%
Calpine Corp.
4.500%, 02/15/2028 (b)	530,000	528,089
Cheniere Energy Partners LP
4.500%, 10/01/2029 (f)	395,000	415,861
DTE Energy Co.
3.400%, 06/15/2029	607,000	647,584
Exelon Corp.
4.700%, 04/15/2050 (f)	475,000	612,811
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	755,000	798,652
Kinder Morgan, Inc.
5.550%, 06/01/2045 (f)	1,745,000	2,231,290
New Fortress Energy, Inc.
6.500%, 09/30/2026 (b)(f)	295,000	279,561
Pacific Gas and Electric Co.
2.500%, 02/01/2031	1,405,000	1,344,603
Southern Co.
2.950%, 07/01/2023	313,000	321,514
Vistra Operations Co. LLC
5.000%, 07/31/2027 (b)(f)	200,000	202,426
4.375%, 05/01/2029 (b)(f)	455,000	447,299
		7,829,690
Warehousing and Storage - 0.22%
Iron Mountain, Inc.
5.250%, 03/15/2028 (b)	620,000	638,504
4.875%, 09/15/2029 (b)(f)	410,000	416,531
		1,055,035
TOTAL CORPORATE BONDS (Cost $178,140,969)		180,779,258

FOREIGN CORPORATE BONDS - 6.71%
Administrative and Support Services - 0.04%
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC
6.000%, 09/15/2028 (b)	200,000	203,000
Air Transportation - 0.76%
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, 10/20/2025 (b)	3,500,000	3,669,653
Chemical Manufacturing - 0.09%
NOVA Chemicals Corp.
4.875%, 06/01/2024 (b)	205,000	212,861
5.250%, 06/01/2027 (b)(f)	230,000	241,060
		453,921
Credit Intermediation and Related Activities - 4.36%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025	800,000	865,914
3.300%, 01/30/2032	880,000	886,620
Banco Santander SA
1.849%, 03/25/2026	1,600,000	1,598,282
3.490%, 05/28/2030 (f)	400,000	423,370
Barclays PLC
2.852% to 05/07/2025, then SOFR + 2.714%, 05/07/2026 (a)(f)	2,145,000	2,215,822
3.564% to 09/23/2030, then 5 Year CMT Rate + 2.900%, 09/23/2035 (a)	1,670,000	1,719,696
BAT International Finance PLC
1.668%, 03/25/2026 (f)	1,590,000	1,567,979
BNP Paribas SA
2.219% to 06/09/2025, then SOFR + 2.074%, 06/09/2026 (a)(b)	1,015,000	1,031,288
Credit Suisse Group AG
3.800%, 06/09/2023	860,000	896,510
2.997%, then 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023 (a)(b)	1,145,000	1,167,515
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029 (a)(b)	250,000	268,026
4.194% to 04/01/2030, then SOFR + 3.730%, 04/01/2031 (a)(b)	560,000	615,854
3.091% to 05/14/2031, then SOFR + 1.730%, 05/14/2032 (a)(b)	830,000	843,809
HSBC Holdings PLC
2.633% to 11/07/2024, then SOFR + 1.402%, 11/07/2025 (a)(f)	1,417,000	1,458,698
2.099% to 06/04/2025, then SOFR + 1.929%, 06/04/2026 (a)	200,000	201,418
4.950%, 03/31/2030 (f)	285,000	335,543
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746% (a)(h)	910,000	966,875
Lloyds Banking Group PLC
1.627% then 05/11/2026, then 1 Year CMT Rate + 0.850%, 05/11/2027 (a)(f)	1,610,000	1,585,917
Natwest Group PLC
3.032% to 11/28/2030, then 5 Year CMT Rate + 2.350%,11/28/2035 (a)	2,170,000	2,150,467
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (b)	350,000	345,408
		21,145,011
Food Manufacturing - 0.18%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047 (b)	730,000	890,855
Management of Companies and Enterprises - 0.39%
Altice France SA
5.500%, 01/15/2028 (b)	760,000	753,692
Carnival Corp.
10.500%, 02/01/2026 (b)(f)	160,000	182,626
7.625%, 03/01/2026 (b)	580,000	595,828
Credit Suisse Group AG
EverArc Escrow Sarl
5.000%, 10/30/2029 (b)(f)	350,000	341,665
		1,873,811
Mining (except Oil and Gas) - 0.06%
Hudbay Minerals, Inc.
6.125%, 04/01/2029 (b)(f)	260,000	270,077
Oil and Gas Extraction - 0.23%
Canadian Natural Resources Ltd.
6.250%, 03/15/2038	850,000	1,126,254
Paper Manufacturing - 0.13%
Intertape Polymer Group, Inc.
4.375%, 06/15/2029 (b)	635,000	629,742
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.17%
KazMunayGas National Co. JSC
5.375%, 04/24/2030 (b)	705,000	810,372
Support Activities for Transportation - 0.08%
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 (b)	405,000	414,481
Telecommunications - 0.13%
Vodafone Group PLC
4.875%, 06/19/2049 (f)	500,000	627,716
Water Transportation - 0.09%
Royal Caribbean Cruises Ltd.
5.500%, 04/01/2028 (b)(f)	460,000	448,399
TOTAL FOREIGN CORPORATE BONDS (Cost $32,140,099)		32,563,292

FOREIGN GOVERNMENT AGENCY ISSUES - 0.49%
Development Bank of Japan, Inc.
1.000%, 08/27/2030 (b)	260,000	246,668
European Investment Bank
0.625%, 10/21/2027 (f)	165,000	158,615
International Bank for Reconstruction & Development
0.750%, 11/24/2027	655,000	632,676
0.750%, 08/26/2030	425,000	400,948
Japan Bank for International Cooperation
0.625%, 07/15/2025	585,000	574,288
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (b)	300,000	346,578
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,432,488)		2,359,773

FOREIGN GOVERNMENT NOTES/BONDS - 4.88%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (b)	600,000	717,056
Brazilian Government International Bond
5.625%, 02/21/2047	800,000	774,776
Colombia Government International Bond
4.000%, 02/26/2024 (f)	590,000	608,588
3.875%, 04/25/2027	150,000	150,996
3.000%, 01/30/2030	570,000	520,304
Croatia Government International Bond
6.000%, 01/26/2024 (b)	545,000	599,594
Dominican Republic International Bond
5.875%, 04/18/2024 (b)	440,000	458,920
6.875%, 01/29/2026 (b)	330,000	375,378
6.850%, 01/27/2045 (b)	560,000	603,406
Hungary Government International Bond
7.625%, 03/29/2041	560,000	915,405
Indonesia Government International Bond
4.350%, 01/08/2027 (b)	550,000	615,277
5.250%, 01/17/2042 (b)	410,000	504,088
Kazakhstan Government International Bond
5.125%, 07/21/2025 (b)	550,000	620,772
Mexico Government International Bond
4.150%, 03/28/2027	200,000	220,795
4.350%, 01/15/2047 (f)	940,000	959,806
Morocco Government International Bond
4.250%, 12/11/2022 (b)	200,000	204,909
5.500%, 12/11/2042 (b)	150,000	162,332
Namibia International Bonds
5.250%, 10/29/2025 (b)	550,000	578,479
Nigeria Government International Bond
7.875%, 02/16/2032 (b)	535,000	510,898
Oman Government International Bond
5.375%, 03/08/2027 (b)	1,280,000	1,318,268
Panama Government International Bond
3.750%, 03/16/2025	800,000	846,680
Paraguay Government International Bond
4.700%, 03/27/2027 (b)	715,000	781,145
Peruvian Government International Bond
2.392%, 01/23/2026	480,000	487,848
8.750%, 11/21/2033	380,000	586,747
Philippine Government International Bond
3.950%, 01/20/2040	640,000	703,619
Qatar Government International Bond
4.625%, 06/02/2046 (b)	780,000	976,735
Republic of Azerbaijan International Bond
4.750%, 03/18/2024 (b)	720,000	764,120
Republic of South Africa Government International Bond
4.875%, 04/14/2026 (f)	200,000	211,510
4.850%, 09/27/2027 (f)	1,418,000	1,471,175
4.300%, 10/12/2028	150,000	149,383
5.000%, 10/12/2046	150,000	129,162
Romanian Government International Bond
6.125%, 01/22/2044 (b)	975,000	1,240,884
Saudi Government International Bond
4.500%, 10/26/2046 (b)	755,000	877,786
Sri Lanka Government International Bond
6.750%, 04/18/2028 (b)	295,000	163,480
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (b)	800,000	820,008
Turkey Government International Bond
6.000%, 01/14/2041	515,000	429,330
Ukraine Government International Bond
7.253%, 03/15/2033 (b)	690,000	644,870
Uruguay Government International Bond
4.375%, 01/23/2031 (f)	505,000	580,578
5.100%, 06/18/2050	305,000	395,480
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $23,733,044)		23,680,587

NON-AGENCY MORTGAGE BACKED SECURITIES - 4.94%
Angel Oak Mortgage Trust
2019-6, 2.620%, 11/25/2059 (b)(d)	187,718	187,869
BANK 2021-BNK31
2021-BNK31, 1.739%, 02/15/2054	454,000	452,963
BBCMS Mortgage Trust 2021-C11
2021-C11, 1.510%, 09/15/2054 (d)(e)	8,003,111	824,148
BB-UBS Trust
2012-SHOW, 3.430%, 11/05/2036 (b)	1,646,000	1,713,091
Benchmark Mortgage Trust
2021-B23, 1.766%, 02/15/2054	612,000	610,787
2021-B26, 0.999%, 06/15/2054 (d)(e)	9,541,432	628,347
BX Commercial Mortgage Trust
2021-VOLT, 1.740% (1 Month LIBOR USD + 1.650%), 09/15/2036 (b)(c)	1,085,000	1,080,862
BX Trust
2021-SDMF, 1.677% (1 Month LIBOR USD + 1.587%), 09/15/2034 (b)(c)	653,000	643,386
2019-OC11, 3.202%, 12/09/2041 (b)	971,000	1,025,887
Citigroup Commercial Mortgage Trust
2013-GCJ11, 3.732%, 04/10/2046 (d)	455,000	466,425
2013-GC17, 5.095%, 11/10/2046 (d)	145,000	152,014
2014-GC25, 1.109%, 10/10/2047 (d)(e)	1,367,411	31,401
2015-GC27, 1.480%, 02/10/2048 (d)(e)	1,024,343	35,611
2018-C6, 4.412%, 11/10/2051	445,000	512,639
COMM Mortgage Trust
2012-CR4, 3.251%, 10/15/2045	476,000	480,153
2014-UBS2, 3.472%, 03/10/2047	351,849	362,075
2014-CR16, 1.115%, 04/10/2047 (d)(e)	1,262,730	25,031
2014-LC15, 1.230%, 04/10/2047 (d)(e)	1,233,771	24,553
2014-CR17, 1.121%, 05/10/2047 (d)(e)	1,058,049	20,522
2014-UBS3, 1.224%, 06/10/2047 (d)(e)	880,939	19,146
2014-UBS6, 1.011%, 12/10/2047 (d)(e)	1,569,412	33,798
2014-CR21, 3.987%, 12/10/2047	281,514	296,853
2015-LC21, 3.708%, 07/10/2048	100,000	107,166
2015-CR25, 3.759%, 08/10/2048	340,000	364,828
2017-COR2, 2.111%, 09/10/2050	66,549	66,804
Connecticut Avenue Securities Trust 2021-R01
2021-R01, 1.600% (SOFR30A + 1.550%), 10/25/2041 (b)(c)	480,000	482,852
CSAIL Commercial Mortgage Trust
2019-C17, 3.016%, 09/15/2029	850,000	900,066
2016-C7, 3.502%, 11/15/2049	275,000	295,341
2015-C1, 4.044%, 04/15/2050 (d)	450,000	458,163
2015-C2, 0.883%, 06/15/2057 (d)(e)	1,514,557	31,490
GS Mortgage Securities Trust
2012-GCJ7, 4.740%, 05/10/2045	405,000	409,882
2012-GCJ9, 3.747%, 11/10/2045 (b)	345,000	351,899
2014-GC18, 1.142%, 01/10/2047 (d)(e)	3,634,101	63,180
2014-GC26, 1.105%, 11/10/2047 (d)(e)	2,090,229	48,411
2015-GC34, 3.278%, 10/10/2048	111,907	116,283
Hilton USA Trust
2016-HHV, 3.719%, 11/05/2038 (b)	283,000	302,951
Hudson Yards Mortgage Trust
2019-55HY, 3.041%, 12/10/2041 (b)(d)	865,000	913,480
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC
2012-HSBC B, 3.722%, 07/05/2032 (b)	805,000	812,779
2012-HSBC C, 4.021%, 07/05/2032 (b)	631,000	637,387
JPMBB Commercial Mortgage Securities Trust
2015-C31, 3.801%, 08/15/2048	318,678	339,720
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046	199,416	201,539
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (d)	200,000	213,679
2018-L1, 4.881%, 10/15/2051 (d)	325,000	366,897
New Residential Mortgage Loan Trust
2019-NQM5, 2.710%, 11/25/2059 (b)(d)	255,864	258,024
OBX Trust
2019-EXP3, 0.992% (1 Month LIBOR USD + 0.900%), 10/25/2059 (b)(c)	55,717	55,918
2021-NQM3, 1.054%, 07/25/2061 (b)(d)	986,390	978,239
Starwood Mortgage Residential Trust
2019-INV1, 2.610%, 09/27/2049 (b)(d)	136,838	138,056
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	1,025,000	1,104,163
2017-C4 A4, 3.563%, 10/15/2050	460,500	498,166
2017-C4 AS, 3.836%, 10/15/2050 (d)	200,000	214,647
2018-C14, 3.379%, 12/15/2051	422,604	429,504
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	85,357	86,133
Verus Securitization Trust
2019-4, 2.642%, 11/25/2059 (b)	97,451	98,799
VNDO Mortgage Trust
2012-6AVE, 3.448%, 11/15/2030 (b)(d)	620,000	627,708
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/15/2048	130,000	138,730
2016-LC24, 2.942%, 10/15/2049	280,000	294,453
2017-C39, 3.418%, 09/15/2050	260,000	281,033
2017-C40, 2.110%, 10/15/2050	29,625	29,674
2018-C46, 4.152%, 08/15/2051	160,000	179,903
2018-C48, 4.302%, 01/15/2052	625,000	711,944
2016-LC25, 3.640%, 12/15/2059	315,000	341,425
WFRBS Commercial Mortgage Trust
2014-LC14, 1.425%, 03/15/2047 (d)(e)	736,268	16,150
2014-C22 XA, 0.940%, 09/15/2057 (d)(e)	3,060,334	54,314
2014-C22 AS, 4.069%, 09/15/2057 (d)	290,000	307,275
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $24,696,113)		23,956,616

AGENCY MORTGAGE BACKED SECURITIES - 29.89%
Fannie Mae Connecticut Avenue Securities
2017-C03, 3.092% (1 Month LIBOR USD + 3.000%), 10/25/2029 (c)	1,577,438	1,615,812
2017-C04, 2.942% (1 Month LIBOR USD + 2.850%), 11/25/2029 (c)	304,446	313,698
2017-C05, 2.292% (1 Month LIBOR USD + 2.200%), 01/25/2030 (c)	1,040,071	1,061,111
2017-C06, 2.892% (1 Month LIBOR USD + 2.800%), 02/25/2030 (c)	1,416,319	1,445,224
2017-C07 1M2, 2.492% (1 Month LIBOR USD + 2.400%), 05/25/2030 (c)	716,321	726,316
2017-C07 2M2, 2.592% (1 Month LIBOR USD + 2.500%), 05/25/2030 (c)	612,159	621,695
2018-C01, 2.342% (1 Month LIBOR USD + 2.250%), 07/25/2030 (c)	1,723,050	1,744,765
2018-C02, 2.292% (1 Month LIBOR USD + 2.200%), 08/25/2030 (c)	1,473,106	1,483,835
2018-C03, 2.242% (1 Month LIBOR USD + 2.150%), 10/25/2030 (c)	1,075,262	1,086,962
2018-C04, 2.642% (1 Month LIBOR USD + 2.550%), 12/25/2030 (c)	1,927,587	1,955,589
Fannie Mae Interest Strip
4.000%, 08/25/2043 (e)	1,606,982	264,759
Fannie Mae Pool
MA0096, 4.500%, 06/01/2029	3,932	4,227
AB3000, 4.500%, 05/01/2031	10,112	10,975
BT1825, 2.000%, 06/01/2036	485,267	498,196
AB1389, 4.500%, 08/01/2040	32,504	35,954
MA0510, 4.500%, 09/01/2040	357	395
AE8714, 3.500%, 11/01/2040	12,054	13,019
890310, 4.500%, 12/01/2040	7,287	8,080
#TBA, 3.500%, 12/15/2040	320,000	336,475
AH3952, 4.000%, 01/01/2041	96,232	105,531
AL0791, 4.000%, 02/01/2041	32,063	35,281
AE0954, 4.500%, 02/01/2041	26,468	29,351
AS7001, 3.000%, 04/01/2041	654,272	689,815
AL0245, 4.000%, 04/01/2041	6,979	7,680
AL0065, 4.500%, 04/01/2041	12,298	13,597
AH7395, 4.500%, 06/01/2041	3,004	3,242
AB3194, 4.500%, 06/01/2041	8,272	9,097
FM0040, 3.000%, 10/01/2041	112,761	119,375
AL1547, 4.500%, 11/01/2041	4,923	5,411
AJ6346, 3.500%, 12/01/2041	19,531	21,012
AJ9278, 3.500%, 12/01/2041	6,183	6,672
AK6744, 4.000%, 03/01/2042	39,906	43,917
AK6568, 3.500%, 04/01/2042	25,860	27,833
AK9393, 3.500%, 04/01/2042	11,961	12,873
AO1214, 3.500%, 04/01/2042	66,207	71,421
AL4029, 4.500%, 04/01/2042	36,432	40,400
AL7306, 4.500%, 09/01/2042	20,773	22,839
AP8743, 3.500%, 10/01/2042	186,812	200,976
AL2897, 3.500%, 01/01/2043	27,477	29,690
AQ9330, 3.500%, 01/01/2043	24,335	26,190
AL3714, 3.500%, 01/01/2043	17,724	19,018
AB7965, 3.500%, 02/01/2043	15,144	16,359
AT2021, 3.500%, 04/01/2043	16,311	17,621
AB9046, 3.500%, 04/01/2043	46,409	50,145
AT1001, 3.500%, 04/01/2043	18,124	19,583
AB9260, 3.500%, 05/01/2043	47,541	51,339
AS0212, 3.500%, 08/01/2043	39,080	42,202
AU0949, 3.500%, 08/01/2043	40,033	43,557
AU3751, 4.000%, 08/01/2043	81,619	89,836
AU6857, 4.000%, 09/01/2043	38,089	41,924
AS0531, 4.000%, 09/01/2043	36,631	40,130
AU4658, 4.500%, 09/01/2043	5,765	6,254
MA1600, 3.500%, 10/01/2043	18,205	19,654
AS1042, 4.000%, 11/01/2043	31,297	34,340
AL4450, 4.500%, 12/01/2043	15,663	17,354
AS1333, 4.500%, 12/01/2043	14,914	16,432
AS1559, 4.000%, 01/01/2044	20,527	22,631
AS2516, 4.500%, 05/01/2044	15,156	16,770
AS2751, 4.500%, 06/01/2044	19,020	20,911
MA1926, 4.500%, 06/01/2044	17,800	19,754
AL6223, 4.500%, 08/01/2044	17,865	19,855
AX0118, 4.000%, 09/01/2044	138,903	151,013
AX2491, 4.000%, 10/01/2044	10,312	11,256
AS3467, 4.000%, 10/01/2044	13,439	14,668
AL6432, 4.000%, 01/01/2045	27,971	30,768
AL6520, 4.000%, 02/01/2045	111,700	122,428
AZ0814, 3.500%, 07/01/2045	33,538	35,841
AZ0862, 3.500%, 07/01/2045	55,513	59,422
BM1953, 3.500%, 08/01/2045	69,091	74,602
AZ4775, 3.500%, 10/01/2045	14,511	15,499
AZ4788, 4.000%, 10/01/2045	330,910	361,164
AS6311, 3.500%, 12/01/2045	20,734	22,129
CA2929, 3.500%, 12/01/2045	124,498	133,252
AS6405, 4.000%, 12/01/2045	248,956	269,829
AS6464, 3.500%, 01/01/2046	25,715	27,512
BC4114, 3.500%, 02/01/2046	154,970	165,283
AL8219, 4.000%, 02/01/2046	287,216	313,142
BC0305, 4.000%, 03/01/2046	58,241	63,102
AL8387, 4.000%, 03/01/2046	630,541	689,012
AS6795, 4.000%, 03/01/2046	65,883	71,124
FM1370, 3.000%, 04/01/2046	41,101	43,370
BC0793, 3.500%, 04/01/2046	150,051	160,338
BC0835, 4.000%, 04/01/2046	128,589	139,465
AS7248, 4.000%, 05/01/2046	66,652	72,158
AS7200, 4.500%, 05/01/2046	8,951	9,682
AS7388, 3.500%, 06/01/2046	654,544	700,092
AS7401, 4.000%, 06/01/2046	55,388	60,049
AL8735, 4.000%, 06/01/2046	143,791	156,328
AL9282, 4.000%, 06/01/2046	104,207	112,767
AS7580, 3.000%, 07/01/2046	131,282	137,863
AS7492, 4.000%, 07/01/2046	30,611	33,061
AS7801, 3.500%, 08/01/2046	138,478	146,912
MA2737, 3.000%, 09/01/2046	721,060	756,979
MA2771, 3.000%, 10/01/2046	109,997	115,885
AS8056, 3.000%, 10/01/2046	70,670	74,358
BM3932, 3.500%, 10/01/2046	106,950	113,867
AS8269, 3.000%, 11/01/2046	91,224	95,966
BE2975, 4.000%, 01/01/2047	127,685	137,744
AS8659, 4.000%, 01/01/2047	38,933	41,881
AS8699, 4.000%, 01/01/2047	28,204	30,339
AS8661, 4.000%, 01/01/2047	94,158	101,404
MA2872, 4.500%, 01/01/2047	84,540	91,862
AS8700, 4.500%, 01/01/2047	34,419	37,445
BE5475, 3.500%, 02/01/2047	55,461	58,635
AL9879, 3.500%, 02/01/2047	1,670,066	1,798,209
AL9916, 4.000%, 02/01/2047	158,116	172,026
FM4894, 4.000%, 03/01/2047	585,616	636,118
AS8966, 4.000%, 03/01/2047	29,599	31,791
AS8982, 4.500%, 03/01/2047	11,640	12,623
FM1000, 3.000%, 04/01/2047	257,601	270,193
CA5843, 3.000%, 04/01/2047	147,229	153,116
MA2959, 3.500%, 04/01/2047	101,286	107,720
AS9536, 3.500%, 05/01/2047	53,201	56,364
BM5784, 3.500%, 05/01/2047	134,369	142,746
BM5348, 3.500%, 05/01/2047	58,397	61,953
BM5347, 3.500%, 05/01/2047	118,175	125,559
BE3619, 4.000%, 05/01/2047	119,267	128,357
MA3008, 4.500%, 05/01/2047	23,643	25,496
AS9829, 3.500%, 06/01/2047	48,450	51,276
AS9831, 4.000%, 06/01/2047	70,487	75,777
AS9664, 4.000%, 06/01/2047	31,237	33,583
BE3702, 4.000%, 06/01/2047	64,150	68,818
BM5179, 3.000%, 07/01/2047	81,092	85,423
BE3767, 3.500%, 07/01/2047	59,259	62,734
CA0062, 4.000%, 07/01/2047	62,918	67,471
MA3121, 4.000%, 09/01/2047	699,722	750,637
FM4019, 3.500%, 10/01/2047	553,394	585,891
CA0559, 4.500%, 10/01/2047	74,185	80,328
FM1467, 3.000%, 12/01/2047	81,582	86,290
BH7058, 3.500%, 12/01/2047	153,596	162,074
MA3210, 3.500%, 12/01/2047	142,117	150,407
FM2897, 3.000%, 02/01/2048	255,813	268,797
CA4140, 3.000%, 02/01/2048	79,969	83,682
CA1535, 3.500%, 02/01/2048	30,351	32,090
BJ8783, 3.500%, 02/01/2048	91,236	96,638
CA1218, 4.500%, 02/01/2048	57,508	61,786
MA3278, 4.500%, 02/01/2048	313,992	339,073
BM3590, 3.500%, 03/01/2048	121,439	129,827
FM5923, 3.500%, 03/01/2048	749,836	792,313
BJ0648, 3.500%, 03/01/2048	60,455	63,909
BJ0650, 3.500%, 03/01/2048	63,039	66,648
BM3900, 4.000%, 04/01/2048	122,253	131,035
CA1710, 4.500%, 05/01/2048	91,976	99,177
FM2385, 3.000%, 09/01/2048	158,682	165,717
FM1572, 3.000%, 09/01/2048	249,033	262,138
BM5024, 3.000%, 11/01/2048	70,527	73,498
FM2915, 3.000%, 11/01/2048	560,178	592,136
FM1239, 3.500%, 11/01/2048	95,387	100,660
FM5108, 3.500%, 11/01/2048	779,005	826,535
FM2239, 3.000%, 12/01/2048	138,699	145,661
CA2922, 3.000%, 12/01/2048	261,748	272,878
FM1051, 4.500%, 05/01/2049	245,918	264,888
FM4895, 4.000%, 06/01/2049	529,148	566,279
CA3683, 4.500%, 06/01/2049	101,445	109,270
BO2201, 3.000%, 09/01/2049	202,330	210,538
CA4571, 4.000%, 11/01/2049	556,197	592,441
BO8947, 3.000%, 01/01/2050	120,896	125,698
BO6164, 3.000%, 01/01/2050	87,806	91,439
BP2099, 3.000%, 02/01/2050	472,207	492,471
BP1424, 3.000%, 03/01/2050	174,780	182,252
FM7592, 3.500%, 03/01/2050	837,923	879,819
CA5519, 3.000%, 04/01/2050	102,324	106,656
FM4334, 3.000%, 04/01/2050	230,585	240,624
MA3992, 3.500%, 04/01/2050	212,737	223,828
CA5559, 3.500%, 04/01/2050	871,332	916,683
CA5670, 3.000%, 05/01/2050	170,601	177,213
CA5668, 3.000%, 05/01/2050	376,317	391,860
CA6086, 3.000%, 06/01/2050	1,602,935	1,664,311
CA6291, 3.000%, 07/01/2050	116,871	121,780
BP6466, 3.000%, 07/01/2050	230,483	240,311
BP6481, 4.500%, 07/01/2050	42,000	45,341
BQ0239, 2.500%, 08/01/2050	237,612	244,921
BQ0188, 3.000%, 08/01/2050	132,739	138,415
BK3044, 2.500%, 09/01/2050	385,521	395,792
BP6716, 2.500%, 09/01/2050	392,178	402,529
MA4121, 3.000%, 09/01/2050	728,945	756,856
FM9143, 4.500%, 09/01/2050	209,120	224,474
MA4160, 3.000%, 10/01/2050	617,378	641,612
MA4170, 4.500%, 10/01/2050	553,710	594,161
FM7475, 4.500%, 10/01/2050	35,000	37,557
FM5316, 2.000%, 12/01/2050	217,396	218,026
MA4208, 2.000%, 12/01/2050	2,707,994	2,713,076
MA4237, 2.000%, 01/01/2051	226,558	226,983
BR1269, 2.500%, 01/01/2051	915,556	939,752
MA4256, 2.500%, 02/01/2051	823,505	845,242
FM6289, 3.000%, 02/01/2051	654,852	683,966
MA4282, 2.500%, 03/01/2051	516,001	529,621
MA4306, 2.500%, 04/01/2051	321,705	330,196
BR7795, 2.500%, 04/01/2051	816,587	838,140
MA4307, 3.000%, 04/01/2051	1,034,006	1,077,658
MA4325, 2.000%, 05/01/2051	767,406	768,846
MA4326, 2.500%, 05/01/2051	536,258	550,413
BT2488, 2.500%, 05/01/2051	492,194	505,185
FM7189, 2.500%, 05/01/2051	553,702	569,978
FM7738, 2.500%, 06/01/2051	569,422	584,452
BT0417, 2.500%, 06/01/2051	334,989	343,831
MA4356, 2.500%, 06/01/2051	1,046,836	1,074,467
MA4357, 3.000%, 06/01/2051	832,213	865,727
MA4378, 2.000%, 07/01/2051	717,152	718,498
BT1339, 2.500%, 07/01/2051	828,308	851,124
CB1027, 2.500%, 07/01/2051	284,593	292,105
MA4379, 2.500%, 07/01/2051	410,664	421,503
FM8178, 2.500%, 07/01/2051	838,466	860,597
CB1038, 2.500%, 07/01/2051	368,196	377,914
MA4380, 3.000%, 07/01/2051	1,134,073	1,179,946
MA4399, 2.500%, 08/01/2051	778,588	799,138
FM8360, 2.500%, 08/01/2051	395,350	406,835
BT3273, 2.500%, 08/01/2051	844,299	867,245
MA4437, 2.000%, 10/01/2051	669,898	671,155
Fannie Mae REMICS
2012-70, 5.908% (1 Month LIBOR USD + 6.000%), 07/25/2042 (c)(e)	636,238	121,391
2012-68, 5.958% (1 Month LIBOR USD + 6.050%), 07/25/2042 (c)(e)	1,924,034	396,749
2013-6, 6.008% (1 Month LIBOR USD + 6.100%), 02/25/2043 (c)(e)	1,247,240	243,743
2013-18, 6.008% (1 Month LIBOR USD + 6.100%), 03/25/2043 (c)(e)	771,589	145,736
2014-90, 6.058% (1 Month LIBOR USD + 6.150%), 01/25/2045 (c)(e)	557,083	108,887
2015-32, 6.108% (1 Month LIBOR USD + 6.200%), 05/25/2045 (c)(e)	1,237,512	261,398
2016-03, 4.000%, 02/25/2046 (e)	573,387	88,967
2016-40, 5.758% (1 Month LIBOR USD + 5.850%), 07/25/2046 (c)(e)	784,630	132,840
2018-07, 4.000%, 02/25/2048 (e)	1,602,587	233,188
2020-52, 4.500%, 08/25/2050 (e)	1,386,055	264,428
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	123	127
G1-4953, 3.500%, 01/01/2029	21,060	22,382
A8-6315, 4.500%, 05/01/2039	16,661	18,445
A8-6521, 4.500%, 05/01/2039	32,447	36,029
A9-3617, 4.500%, 08/01/2040	3,454	3,835
Q0-0285, 4.500%, 04/01/2041	4,606	5,098
Q0-0876, 4.500%, 05/01/2041	29,816	33,013
Q0-2173, 4.500%, 07/01/2041	19,027	20,930
Q0-3705, 4.000%, 10/01/2041	17,493	18,681
C0-3795, 3.500%, 04/01/2042	147,098	158,943
Q0-9004, 3.500%, 06/01/2042	13,498	14,532
C0-9004, 3.500%, 07/01/2042	14,061	15,138
Q0-9896, 3.500%, 08/01/2042	17,771	19,183
Q1-1348, 3.500%, 09/01/2042	37,026	40,003
Q1-8305, 3.500%, 05/01/2043	15,012	16,226
Q1-9475, 3.500%, 06/01/2043	27,638	29,864
G6-0030, 3.500%, 07/01/2043	82,379	89,088
Q2-0780, 3.500%, 08/01/2043	31,217	33,706
Q2-0857, 3.500%, 08/01/2043	20,109	21,732
G0-7459, 3.500%, 08/01/2043	16,369	17,689
G0-8541, 3.500%, 08/01/2043	29,227	31,548
V8-0509, 4.000%, 10/01/2043	17,058	18,781
G0-8558, 4.000%, 11/01/2043	20,150	22,117
Q2-6367, 4.000%, 05/01/2044	5,340	5,878
Q2-6513, 4.500%, 06/01/2044	13,098	14,094
Q2-9916, 4.000%, 11/01/2044	22,822	25,112
Q4-5219, 3.500%, 01/01/2045	88,748	95,440
G0-7961, 3.500%, 03/01/2045	22,310	23,930
G0-8633, 4.000%, 03/01/2045	44,556	49,011
G0-8636, 3.500%, 04/01/2045	27,334	29,200
G0-8637, 4.000%, 04/01/2045	24,295	26,600
Q3-3869, 4.000%, 06/01/2045	14,362	15,692
Q3-5225, 3.500%, 08/01/2045	13,942	14,892
G0-8659, 3.500%, 08/01/2045	75,217	80,315
G0-8660, 4.000%, 08/01/2045	92,022	100,471
V8-1873, 4.000%, 08/01/2045	20,702	22,606
V8-1992, 4.000%, 10/01/2045	291,778	317,738
G0-8672, 4.000%, 10/01/2045	15,567	16,963
G0-8676, 3.500%, 11/01/2045	32,830	35,075
G6-0480, 4.500%, 11/01/2045	14,548	16,071
G0-8681, 3.500%, 12/01/2045	24,345	25,988
G0-8682, 4.000%, 12/01/2045	30,352	33,034
Q3-8470, 4.000%, 01/01/2046	17,066	18,555
Q3-8473, 4.000%, 01/01/2046	32,520	35,253
G0-8694, 4.000%, 02/01/2046	18,513	20,125
Q3-9434, 3.500%, 03/01/2046	5,051	5,396
Q3-9644, 3.500%, 03/01/2046	108,701	116,035
G0-8693, 3.500%, 03/01/2046	5,550	5,924
Q3-9438, 4.000%, 03/01/2046	94,771	102,656
G0-8699, 4.000%, 03/01/2046	48,959	53,000
G0-8702, 3.500%, 04/01/2046	57,869	61,749
Q4-0375, 3.500%, 05/01/2046	32,273	34,445
G0-8706, 3.500%, 05/01/2046	26,419	28,360
Q4-0718, 3.500%, 05/01/2046	158,737	169,266
G0-8708, 4.500%, 05/01/2046	39,043	42,617
Q4-1208, 3.500%, 06/01/2046	79,872	85,263
Q4-5458, 4.000%, 08/01/2046	78,671	85,273
G0-8721, 3.000%, 09/01/2046	52,786	55,424
G0-8735, 4.500%, 10/01/2046	55,825	60,803
G0-8741, 3.000%, 01/01/2047	949,901	1,004,439
G0-8743, 4.000%, 01/01/2047	47,302	51,229
Q4-6279, 3.500%, 02/01/2047	68,582	72,768
Q4-6283, 4.000%, 02/01/2047	61,562	66,198
G0-8752, 4.000%, 03/01/2047	23,003	24,929
Q4-6539, 4.500%, 03/01/2047	3,529	3,792
G0-8757, 3.500%, 04/01/2047	10,424	11,043
G0-8759, 4.500%, 04/01/2047	18,522	20,107
V8-3204, 4.500%, 05/01/2047	42,420	45,754
Q4-9100, 4.000%, 07/01/2047	131,885	141,791
Q4-9394, 4.500%, 07/01/2047	91,789	99,866
Q4-9888, 3.500%, 08/01/2047	52,298	55,358
Q5-0035, 3.500%, 08/01/2047	80,002	84,717
Q5-0109, 3.500%, 08/01/2047	13,756	14,590
G6-1228, 4.000%, 08/01/2047	153,367	164,835
G0-8779, 3.500%, 09/01/2047	226,415	239,366
G0-8785, 4.000%, 10/01/2047	119,340	127,441
Q5-2319, 3.500%, 11/01/2047	169,478	179,218
G6-1631, 3.500%, 11/01/2047	199,273	212,324
G6-1467, 4.000%, 11/01/2047	169,709	181,607
G6-1281, 3.500%, 01/01/2048	94,591	100,868
G0-8800, 3.500%, 02/01/2048	135,423	142,979
Q5-4463, 4.000%, 02/01/2048	78,621	84,652
G6-7710, 3.500%, 03/01/2048	177,066	189,074
Freddie Mac Multifamily Structured Pass Through Certificates
K-098, 1.515%, 08/25/2029 (d)(e)	1,985,000	198,394
Freddie Mac Pool
SB-0525, 2.000%, 05/01/2036	451,483	463,512
RC-1914, 2.000%, 06/01/2036	482,223	495,071
ZS-9972, 3.000%, 03/01/2042	909,631	963,084
ZM-0630, 4.000%, 01/01/2046	670,488	730,743
ZT-0390, 4.000%, 03/01/2046	112,509	123,751
ZM-1590, 3.000%, 08/01/2046	642,970	675,572
SD-0035, 3.000%, 04/01/2047	577,217	609,548
ZM-4908, 3.500%, 11/01/2047	271,165	286,659
ZA-5250, 4.000%, 01/01/2048	269,597	289,058
ZS-4759, 3.500%, 03/01/2048	173,093	182,874
ZM-6197, 4.000%, 04/01/2048	662,744	710,800
SD-0298, 3.000%, 11/01/2048	403,276	423,457
ZN-2103, 4.500%, 12/01/2048	52,119	56,068
ZA-7141, 3.000%, 06/01/2049	79,290	82,432
SD-8005, 3.500%, 08/01/2049	839,233	881,765
SD-8013, 4.500%, 09/01/2049	133,369	143,507
SI-2009, 3.000%, 10/01/2049	491,187	512,962
QA-5549, 3.000%, 12/01/2049	313,937	326,965
QA-7325, 3.000%, 02/01/2050	199,594	208,077
QA-6750, 3.000%, 02/01/2050	175,864	183,713
QA-8311, 3.000%, 03/01/2050	237,003	247,836
SD-8068, 3.000%, 06/01/2050	701,641	728,987
RA-2970, 2.500%, 07/01/2050	217,386	223,765
SD-8074, 3.000%, 07/01/2050	102,568	106,507
SD-8075, 3.500%, 07/01/2050	617,004	649,012
QB-2682, 2.500%, 08/01/2050	158,419	162,601
SD-8084, 3.000%, 08/01/2050	302,682	314,301
SD-8098, 2.000%, 10/01/2050	2,623,715	2,628,639
QB-4785, 2.500%, 10/01/2050	223,384	229,342
QB-6037, 2.500%, 11/01/2050	164,203	168,565
SD-8122, 2.500%, 01/01/2051	485,332	498,142
SD-8123, 3.000%, 01/01/2051	704,065	735,110
RA-4527, 2.500%, 02/01/2051	340,400	349,385
SD-8129, 2.500%, 02/01/2051	659,285	676,686
SD-8135, 2.500%, 03/01/2051	236,511	242,754
QC-0945, 2.500%, 04/01/2051	903,057	926,950
SD-8147, 2.500%, 05/01/2051	534,900	549,018
QC-2565, 2.000%, 06/01/2051	576,741	577,824
QC-3907, 2.500%, 07/01/2051	488,745	502,918
QC-4235, 2.500%, 07/01/2051	838,709	860,847
SD-8156, 2.500%, 07/01/2051	482,841	495,586
SD-8160, 2.000%, 08/01/2051	882,654	884,311
QC-6209, 2.500%, 08/01/2051	416,195	427,180
RA-5855, 2.500%, 09/01/2051	780,660	801,265
SD-8169, 3.500%, 09/01/2051	144,910	152,456
Freddie Mac REMICS
4122, 4.000%, 10/15/2042 (e)	1,276,621	200,705
4121, 6.111% (1 Month LIBOR USD + 6.200%), 10/15/2042 (c)(e)	618,881	123,529
4159, 6.061% (1 Month LIBOR USD + 6.150%), 01/15/2043 (c)(e)	1,315,205	275,679
4459, 4.000%, 08/15/2043 (e)	2,098,845	311,325
4385, 4.500%, 09/15/2044 (e)	248,049	37,794
4572, 5.961% (1 Month LIBOR USD + 6.050%), 04/15/2046 (c)(e)	528,719	107,413
4583, 5.911% (1 Month LIBOR USD + 6.000%), 05/15/2046 (c)(e)	563,950	95,388
4616, 5.911% (1 Month LIBOR USD + 6.000%), 09/15/2046 (c)(e)	1,420,579	272,224
4623, 5.911% (1 Month LIBOR USD + 6.000%), 10/15/2046 (c)(e)	1,138,008	264,117
4648, 5.911% (1 Month LIBOR USD + 6.000%), 01/15/2047 (c)(e)	535,450	107,354
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 3.542% (1 Month LIBOR USD + 3.450%), 10/25/2029 (c)	930,000	961,196
2017-HQA2, 2.742% (1 Month LIBOR USD + 2.650%), 12/26/2029 (c)	448,352	458,602
2017-DNA3, 2.592% (1 Month LIBOR USD + 2.500%), 03/25/2030 (c)	285,000	291,616
2017-HQA3, 2.442% (1 Month LIBOR USD + 2.350%), 04/25/2030 (c)	915,228	930,326
2018-DNA1, 1.892% (1 Month LIBOR USD + 1.800%), 07/25/2030 (c)	478,066	480,267
2018-HQA1, 2.392% (1 Month LIBOR USD + 2.300%), 09/25/2030 (c)	742,560	750,712
2019-CS03, 0.092% (1 Month LIBOR USD + 0.000%), 10/25/2032 (b)(c)	938,477	937,712
2021-DNA7, 0.898% (SOFR30A + 0.850%), 11/25/2041 (b)(c)	1,987,000	1,988,944
Ginnie Mae
#TBA, 3.000%, 12/15/2042	8,370,000	8,674,393
#TBA, 2.500%, 12/01/2050	1,860,000	1,911,877
#TBA, 2.000%, 12/15/2050	2,200,000	2,228,273
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043	29,842	32,090
MA0783M, 3.500%, 02/20/2043	40,964	44,050
MA0934M, 3.500%, 04/20/2043	28,933	31,115
MA3663M, 3.500%, 05/20/2046	54,646	57,760
MA3803M, 3.500%, 07/20/2046	21,336	22,563
MA4510M, 3.500%, 06/20/2047	87,868	92,691
MA4586M, 3.500%, 07/20/2047	121,148	127,606
MA4652M, 3.500%, 08/20/2047	81,378	85,810
MA4900M, 3.500%, 12/20/2047	62,533	65,933
MA6542M, 3.500%, 03/20/2050	368,191	384,860
MA6600M, 3.500%, 04/20/2050	25,978	27,210
MA6601M, 4.000%, 04/20/2050	119,380	126,622
MA7138M, 3.500%, 01/20/2051	316,855	331,393
MA7192M, 2.000%, 02/20/2051	347,279	352,201
MA7193M, 2.500%, 02/20/2051	372,697	383,632
MA7254M, 2.000%, 03/20/2051	354,579	359,604
MA7255M, 2.500%, 03/20/2051	916,490	943,381
MA7311M, 2.000%, 04/20/2051	999,706	1,013,873
MA7312M, 2.500%, 04/20/2051	993,632	1,022,786
MA7367M, 2.500%, 05/20/2051	360,080	370,645
MA7418M, 2.500%, 06/20/2051	729,111	750,504
MA7472M, 2.500%, 07/20/2051	465,798	479,465
MA7589M, 2.500%, 09/20/2051	1,091,110	1,123,125
MA7648M, 2.000%, 10/20/2051	324,110	328,703
Government National Mortgage Association
2013-23, 3.500%, 02/20/2043 (e)	712,551	119,523
2015-162, 6.659% (1 Month LIBOR USD + 6.750%), 11/20/2045 (c)(e)	1,109,555	270,987
2018-007, 6.109% (1 Month LIBOR USD + 6.200%), 01/20/2048 (c)(e)	1,309,823	265,074
Uniform Mortgage Backed Securities
#TBA, 2.000%, 12/15/2035	585,000	600,014
#TBA, 3.000%, 12/15/2042	6,060,000	6,292,695
#TBA, 2.500%, 12/15/2046	10,565,000	10,830,776
#TBA, 2.000%, 12/15/2050	1,885,000	1,886,767
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $144,397,304)		145,065,790

MUNICIPAL BONDS - 0.14%
California State University
2.965%, 11/01/2039	360,000	369,012
3.065%, 11/01/2042	315,000	322,335
TOTAL MUNICIPAL BONDS (Cost $675,000)		691,347

U.S. GOVERNMENT AGENCY ISSUES - 0.45%
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025	225,000	219,260
Federal National Mortgage Association
0.500%, 11/07/2025	255,000	249,536
0.750%, 10/08/2027	745,000	720,494
0.875%, 08/05/2030	575,000	543,180
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	461,014
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,183,434)		2,193,484

U.S. GOVERNMENT NOTES/BONDS - 9.71%
United States Treasury Note/Bond
0.625%, 08/15/2030 (f)	1,000	937
1.250%, 08/15/2031	10,000	9,841
3.125%, 02/15/2043	640,000	782,675
3.625%, 08/15/2043	1,305,000	1,719,388
3.625%, 02/15/2044	2,120,000	2,803,700
3.125%, 08/15/2044	1,255,000	1,550,072
3.000%, 11/15/2044	1,813,300	2,201,460
3.000%, 02/15/2048	1,880,000	2,352,497
2.375%, 05/15/2051 (f)	5,260,000	5,973,388
1.500%, 01/15/2023	4,230,000	4,288,493
0.125%, 01/31/2023 (f)	8,470,000	8,454,780
1.375%, 11/15/2031	3,625,000	3,603,475
3.125%, 02/15/2042 (f)	4,710,000	5,750,432
2.000%, 08/15/2051 (f)	7,300,000	7,654,734
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $46,131,549)		47,145,872

U.S. TREASURY BILLS - 1.57%
United States Treasury Bill
0.035%, 01/27/2022 (f)(i)	3,165,000	3,164,800
0.036%, 02/10/2022 (f)(i)	3,165,000	3,164,725
0.040%, 02/24/2022 (i)	1,265,000	1,264,876
TOTAL U.S. TREASURY BILLS (Cost $7,594,481)		7,594,401

	Shares
EXCHANGE-TRADED FUNDS - 0.12%
iShares Core U.S. Aggregate Bond ETF	5,038	578,211
TOTAL EXCHANGE-TRADED FUNDS (Cost $581,470)		578,211

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 19.64%
Money Market Fund - 19.64%
Mount Vernon Liquid Assets Portfolio, LLC , 0.100% (g)	95,320,774	95,320,774
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $95,320,774)		95,320,774

SHORT-TERM INVESTMENTS - 1.02%
First American Government Obligations Fund, Class X, 0.026% (g)	4,946,498	4,946,498
TOTAL SHORT-TERM INVESTMENTS (Cost $4,946,498)		4,946,498

Total Investments (Cost $609,394,799) - 126.38%		613,321,888
Liabilities in Excess of Other Assets - (26.38)%		(128,031,540)
TOTAL NET ASSETS - 100.00%		$485,290,348

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2021.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at November 30, 2021. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2021. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of November 30, 2021. Total value of securities out on loan is $93,707,552.
(g)	The rate shown represents the seven day yield at November 30, 2021.
(h)	Perpetual maturity. The date referenced is the next call date.
(i)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(j)	Represents an illiquid security. The total market value of these securities were $1,000,500, representing 0.21% of net assets.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at November 30, 2021

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2021.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$46,445,985	$-	$46,445,985
Corporate Bonds*	-	180,779,258	-	180,779,258
Foreign Corporate Bonds*	-	32,563,292	-	32,563,292
Foreign Government Agency Issues	-	2,359,773	-	2,359,773
Foreign Government Notes/Bonds	-	23,680,587	-	23,680,587
Non-Agency Mortgage Backed Securities	-	23,956,616	-	23,956,616
Agency Mortgage Backed Securities	-	145,065,790	-	145,065,790
Municipal Bonds	-	691,347	-	691,347
U.S. Government Agency Issues	-	2,193,484	-	2,193,484
U.S. Government Notes/Bonds	-	47,145,872	-	47,145,872
U.S. Treasury Bills	-	7,594,401	-	7,594,401
Total Fixed Income Securities	-	512,476,405	-	512,476,405
Exchange-Traded Funds	578,211	-	-	578,211
Money Market Funds	100,267,272	-	-	100,267,272
Total Investments in Securities	$100,845,483	$512,476,405	$-	$613,321,888

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended November 30, 2021.